Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.8%
Long-Term Municipal Bonds - 66.3%
Alabama - 1.5%
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	$7,525	$8,163,120
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)	465	510,254

		8,673,374

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (a)	235	261,966

Arizona - 0.5%
State of Arizona Lottery Revenue
5.00%, 7/01/24	2,000	2,336,160
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)	515	519,084

		2,855,244

California - 52.8%
Abag Finance Authority for Nonprofit Corps.
(Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	1,000	1,050,990
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,352,150
Bay Area Toll Authority
Series 2017
5.00%, 4/01/28	2,700	3,506,058
California Educational Facilities Authority
(University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,413,560
California Health Facilities Financing Authority
(Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	3,430	3,804,247
California Health Facilities Financing Authority
(Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/30	900	1,136,151
California Housing Finance
Series 20192
4.00%, 3/20/33	2,225	2,544,399

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank
(Broad Collection LLC)
Series 2011A
5.00%, 6/01/21	$3,000	$3,173,370
California Municipal Finance Authority
(Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	1,000	1,218,460
California Municipal Finance Authority
(California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,922,643
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 6/30/28-6/30/29	5,025	6,198,172
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 7/01/29 (a)	450	564,885
California School Finance Authority
(Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)	780	818,002
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,510,050
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,464,805
California State Public Works Board
(California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	4,375	5,088,387
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,194,259
Series 2016A
5.00%, 11/01/25	1,000	1,225,660
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,902,506
Series 2020A
5.00%, 11/01/25-11/01/26 (b)	4,380	5,369,207
California Statewide Communities Development Authority
(Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,676,520
California Statewide Communities Development Authority
(Lancer Educational Housing LLC)
5.00%, 6/01/34 (a)	375	446,591
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/28 (a)	500	597,865

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority
(Methodist Hospital of Southern California Obligated Group)
Series 2018
5.00%, 1/01/28-1/01/29	$5,705	$7,001,243
California Statewide Communities Development Authority
(NCCD-Hooper Street LLC)
5.00%, 7/01/24-7/01/29 (a)	335	379,102
Chino Basin Regional Financing Authority
(Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	7,605,149
City & County of San Francisco CA
(City & County of San Francisco CA COP)
Series 2015R
5.00%, 9/01/25	4,175	4,773,778
City of Hayward CA
(City of Hayward CA COP)
Series 2015
5.00%, 11/01/22	3,365	3,751,134
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,030,600
City of Los Angeles Department of Airports
5.00%, 5/15/30-5/15/31	2,965	3,760,874
Series 2010A
5.00%, 5/15/25	1,500	1,522,605
Series 2010D
5.25%, 5/15/28	4,145	4,211,113
Series 2016A
5.00%, 5/15/30	2,675	3,201,895
Series 2017A
5.00%, 5/15/30-5/15/31	4,860	5,910,149
Series 2017B
5.00%, 5/15/21	1,875	1,971,000
Series 2018D
5.00%, 5/15/26	2,890	3,505,917
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,493,395
City of Riverside CA Electric Revenue
Series 2019A
5.00%, 10/01/21	5,490	5,875,672
City of Roseville CA
(Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/31	1,000	1,198,320
City of Roseville CA
(HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31	360	415,249

	Principal Amount (000)	U.S. $ Value
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24 (Pre-refunded/ETM)	$5,385	$5,785,321
Series 2017D
5.00%, 11/01/27	1,315	1,690,748
City of San Jose CA Airport Revenue
(Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/24	1,955	2,244,164
Series 2014B
5.00%, 3/01/26	2,360	2,740,243
Contra Costa Transportation Authority
(Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	3,945,445
Coronado Community Development Agency Successor Agency
Series 2018A
5.00%, 9/01/33	3,250	3,833,895
County of Monterey CA
(County of Monterey CA COP)
Series 2017
5.00%, 10/01/29	4,870	6,199,753
County of Sacramento CA Airport System Revenue
Series 2018E
5.00%, 7/01/32	1,280	1,604,928
County of San Diego CA
(County of San Diego CA COP)
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,015,451
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/28	1,505	1,746,793
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	2,615	2,673,733
Hacienda La Puente Unified School District/CA
NATL
5.00%, 8/01/24	4,055	4,794,186
Irvine Unified School District
Series 2017A
5.00%, 9/01/23	925	1,035,519
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,565,178
Los Angeles Department of Water
Series 2018A
5.00%, 7/01/32	2,735	3,465,792
Los Angeles Department of Water & Power Power System Revenue
Series 2018A
5.00%, 7/01/28	1,660	2,138,711
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25	160	163,314
Series 2014C
5.00%, 7/01/27	6,815	7,957,194
Series 2015A
5.00%, 7/01/21	4,785	5,067,459

	Principal Amount (000)	U.S. $ Value
Newport Mesa Unified School District
5.00%, 8/01/21-8/01/24 (b)	$1,555	$1,703,181
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,798,702
Palomar Health
(Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/20	1,230	1,264,022
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,847,715
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	6,942,875
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29	1,900	2,383,778
Romoland School District
Series 2015
5.00%, 9/01/23	300	334,311
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,505,878
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,338,720
San Diego Association of Governments
(State of California DOT Fed Hwy Grant)
1.80%, 11/15/27	1,500	1,509,540
San Diego County Regional Airport Authority
5.00%, 7/01/31-7/01/35 (b)	2,990	3,826,904
San Diego County Water Authority
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,122,749
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27 (Pre-refunded/ETM)	2,000	2,040,660
San Francisco City & County Airport Comm
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM)	1,775	1,870,246
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2011G
5.00%, 5/01/24	695	731,939
Series 20122
5.00%, 5/01/27	1,270	1,385,608
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,352,149
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,497,950

	Principal Amount (000)	U.S. $ Value
Saugus/Hart School Facilities Financing Authority
(Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/27	$750	$887,138
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,154,901
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22 (Pre-refunded/ETM)	3,000	3,107,340
5.25%, 11/01/24 (Pre-refunded/ETM)	5,675	5,878,051
State of California
Series 2011
5.00%, 10/01/20	1,500	1,545,165
Series 2013
5.00%, 2/01/21	2,185	2,280,135
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,506,781
Series 2018B
5.00%, 8/01/29	7,615	9,765,095
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,288,949
Tobacco Securitization Authority of Southern California
5.00%, 6/01/30	960	1,202,525
University of California
series 2012G
5.00%, 5/15/23 (Pre-refunded/ETM)	2,645	2,895,720
Series 2012G
5.00%, 5/15/23	4,755	5,210,244
Series 2013A
5.00%, 5/15/48	6,000	6,807,000
Series 2015A
5.00%, 5/15/21	5,355	5,653,273
Series 2018A
4.00%, 5/15/24	2,120	2,397,974
5.00%, 5/15/30	3,000	3,874,440
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25 (Pre-refunded/ETM)	1,790	1,904,990
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,673,171
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,277,056

		303,220,834

Colorado - 0.7%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,090,300
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)	690	739,735

	Principal Amount (000)	U.S. $ Value
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	$1,150	$1,166,537
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/30	1,000	1,051,520
Vauxmont Metropolitan District
AGM
5.00%, 12/01/50 (b)	100	115,769

		4,163,861

Connecticut - 0.3%
State of Connecticut
Series 2015B
5.00%, 6/15/30	1,250	1,460,538

Florida - 0.1%
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/31 (b)	100	70,974
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	600	572,262

		643,236

Guam - 0.5%
Territory of Guam
5.00%, 11/15/31	100	117,054
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/29-12/01/32	570	654,672
Territory of Guam
(Territory of Guam Business Privilege Tax)
Series 2015D
5.00%, 11/15/23-11/15/31	1,610	1,815,514

		2,587,240

Illinois - 2.4%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	2,000	2,230,240
Illinois Finance Authority
(Illinois Institute of Technology)
5.00%, 9/01/23-9/01/33	300	351,430
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/30	1,400	1,622,950
State of Illinois
Series 2012
5.00%, 8/01/21	350	367,115
Series 2013A
5.00%, 4/01/20	1,415	1,426,858
Series 2014
5.00%, 5/01/25	2,165	2,389,943
Series 2016
5.00%, 2/01/22	1,520	1,613,237
Series 2017D
5.00%, 11/01/24	3,190	3,561,252

		13,563,025

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.1%
City of Ashland KY
(Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/27-2/01/31	$240	$288,138

Michigan - 1.9%
City of Detroit MI
5.00%, 4/01/29-4/01/30	2,600	2,988,440
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,464,775
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/30-12/31/30	4,325	5,368,922

		10,822,137

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/27	100	121,185

Nebraska - 0.4%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	2,290	2,559,556

Nevada - 0.1%
City of Sparks NV
(City of Sparks NV Sales Tax)
Series 2019A
2.75%, 6/15/28 (a)	420	428,606

New Jersey - 2.0%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,371,776
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,539,638
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/29	2,000	2,397,080

		11,308,494

	Principal Amount (000)	U.S. $ Value
Ohio - 0.3%
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	$160	$171,600
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)	1,000	1,079,870
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	180	193,050
Series 2016B
4.375%, 6/01/33	350	375,375

		1,819,895

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22	1,000	1,075,390

Puerto Rico - 0.5%
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	190	214,071
AGC Series 2007C
5.50%, 7/01/31	110	126,761
NATL Series 2005L
5.25%, 7/01/35	1,170	1,269,169
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,105	1,131,244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	448	393,209

		3,134,454

Texas - 1.4%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	2,875,308
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	1,010	1,091,800
Texas Municipal Gas Acquisition & Supply Corp. I
(Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	3,300	3,883,803

		7,850,911

	Principal Amount (000)	U.S. $ Value
Washington - 0.2%
Kalispel Tribe of Indians
Series 2018A
5.00%, 1/01/32 (a)	$1,000	$1,147,350

West Virginia - 0.0%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	205	207,640

Wisconsin - 0.4%
UMA Education, Inc.
5.00%, 10/01/23-10/01/29 (a)	1,040	1,182,924
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,135	1,252,688

		2,435,612

Total Long-Term Municipal Bonds (cost $363,350,670)		380,628,686

Short-Term Municipal Notes - 2.5%
California - 2.5%
City of Los Angeles CA
5.00%, 6/25/20	10,905	11,116,230
County of Los Angeles CA
5.00%, 6/30/20	1,970	2,009,065
Turlock Irrigation District
5.00%, 1/01/21 (b)	1,220	1,229,894

Total Short-Term Municipal Notes (cost $14,339,285)		14,355,189

Total Municipal Obligations (cost $377,689,955)		394,983,875

	Shares
INVESTMENT COMPANIES - 23.5%
Funds and Investment Trusts - 23.5% (c)
SPDR S&P 500 ETF Trust	309,906	99,746,345
iShares Core MSCI Emerging Markets ETF	304,022	16,344,223
iShares Core MSCI EAFE ETF	236,626	15,437,480
Vanguard Mid-Cap ETF	19,514	3,477,005

Total Investment Companies (cost $102,434,419)		135,005,053

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 1.4%
United States - 1.4%
U.S. Treasury Notes
2.125%, 11/30/23	$200	$203,531
2.625%, 2/15/29	7,470	7,921,702

Total Governments - Treasuries (cost $8,159,427)		8,125,233

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.4%
U.S. Treasury Bills - 4.4%
U.S. Treasury Bill
Zero Coupon, 1/02/20	10,200	10,199,650
Zero Coupon, 3/19/20 (d)(e)	10,200	10,167,711
Zero Coupon, 2/13/20 (d)	5,000	4,991,309

Total U.S. Treasury Bills (cost $25,356,500)		25,358,670

	Shares
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (c)(f)(g) (cost $16,882,598)	16,882,598	16,882,598

Total Short-Term Investments (cost $42,239,098)		42,241,268

Total Investments - 101.1% (cost $530,522,899) (h)		580,355,429
Other assets less liabilities - (1.1)%		(6,376,739)

Net Assets - 100.0%		$573,978,690

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	826	March 2020	$34,550,086	$(86,923)
FTSE 100 Index Futures	57	March 2020	5,661,909	29,477
Mini MSCI Emerging Market Futures	227	March 2020	12,714,270	522,674
Russell 2000 E-Mini Futures	103	March 2020	8,603,590	174,418
S&P 500 E-Mini Futures	51	March 2020	8,239,305	82,298
S&P Mid 400 E-Mini Futures	9	March 2020	1,858,320	41,288
TOPIX Index Futures	131	March 2020	20,749,252	(11,225)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	278	March 2020	$59,909,000	$(3,878)
U.S. T-Note 10 Yr (CBT) Futures	500	March 2020	64,210,938	(342,982)
U.S. Ultra Bond (CBT) Futures	128	March 2020	23,252,000	(519,247)
Sold Contracts
Hang Seng Index Futures	4	January 2020	725,588	(4,447)
S&P/TSX 60 Index Futures	49	March 2020	7,640,461	(22,933)
SPI 200 Futures	11	March 2020	1,274,255	38,769

				$(102,711)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	1,224	USD	1,238	1/10/20	$(26,609)
Bank of America, NA	EUR	645	USD	719	1/16/20	(4,332)
Barclays Bank PLC	USD	2,900	NZD	4,541	1/17/20	157,348
BNP Paribas SA	SEK	35,548	USD	3,717	1/08/20	(78,859)
BNP Paribas SA	USD	4,271	NOK	39,031	1/08/20	174,822
BNP Paribas SA	USD	1,328	SEK	12,862	1/08/20	45,458
BNP Paribas SA	USD	694	NZD	1,059	1/17/20	19,157
BNP Paribas SA	AUD	4,212	USD	2,886	1/23/20	(71,000)
Citibank, NA	USD	3,090	NOK	27,525	1/08/20	45,012
Citibank, NA	USD	2,856	SEK	27,512	1/08/20	82,178
Citibank, NA	GBP	3,134	USD	4,110	1/10/20	(41,198)
Citibank, NA	EUR	2,597	USD	2,903	1/16/20	(12,816)
Citibank, NA	USD	3,292	EUR	2,948	1/16/20	16,638
Citibank, NA	USD	5,046	AUD	7,304	1/23/20	82,559
Citibank, NA	USD	2,033	JPY	219,765	1/30/20	(7,728)
Credit Suisse International	NOK	17,444	USD	1,932	1/08/20	(55,208)
Credit Suisse International	GBP	2,670	USD	3,448	1/10/20	(89,037)
Credit Suisse International	USD	3,178	EUR	2,860	1/16/20	32,106
Credit Suisse International	AUD	3,092	USD	2,109	1/23/20	(61,940)
Credit Suisse International	USD	1,270	CAD	1,680	1/23/20	23,482
Goldman Sachs Bank USA	USD	2,155	GBP	1,650	1/10/20	31,456
Goldman Sachs Bank USA	NZD	4,326	USD	2,839	1/17/20	(73,515)
Goldman Sachs Bank USA	JPY	202,689	USD	1,856	1/30/20	(11,972)
Goldman Sachs Bank USA	USD	11,108	JPY	1,200,487	1/30/20	(45,685)
HSBC Bank USA	USD	1,987	GBP	1,543	1/10/20	56,720
HSBC Bank USA	USD	2,161	NZD	3,264	1/17/20	36,597
JPMorgan Chase Bank, NA	NOK	76,878	USD	8,402	1/08/20	(354,866)
JPMorgan Chase Bank, NA	USD	4,236	NOK	38,004	1/08/20	92,990
JPMorgan Chase Bank, NA	USD	6,131	SEK	58,961	1/08/20	165,260
JPMorgan Chase Bank, NA	CHF	1,468	USD	1,488	1/10/20	(28,921)
JPMorgan Chase Bank, NA	USD	1,450	CHF	1,423	1/10/20	20,357
JPMorgan Chase Bank, NA	NZD	1,737	USD	1,104	1/17/20	(65,744)
JPMorgan Chase Bank, NA	USD	2,921	NZD	4,480	1/17/20	95,772
JPMorgan Chase Bank, NA	USD	2,131	AUD	3,076	1/23/20	28,358
Morgan Stanley & Co., Inc.	USD	2,783	SEK	26,758	1/08/20	74,875
Morgan Stanley & Co., Inc.	USD	2,786	JPY	303,951	1/30/20	14,827
Royal Bank of Canada	NZD	2,804	USD	1,787	1/17/20	(100,753)
Standard Chartered Bank	CHF	1,496	USD	1,527	1/10/20	(19,125)
State Street Bank & Trust Co.	USD	1,295	SEK	12,515	1/08/20	41,957
State Street Bank & Trust Co.	USD	159	GBP	123	1/10/20	4,378
UBS AG	SEK	32,848	USD	3,382	1/08/20	(125,697)
UBS AG	USD	1,372	CHF	1,345	1/10/20	18,084
UBS AG	USD	4,044	GBP	3,165	1/10/20	149,028
UBS AG	USD	5,622	EUR	5,084	1/16/20	85,073
UBS AG	USD	1,234	CAD	1,640	1/23/20	29,021

						$348,508

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	12,820	6/17/24	1.760%	CPI	#	Maturity	$56,844	$	– 0	–	$56,844
USD	1,840	8/09/24	1.690%	CPI	#	Maturity	13,746		– 0	–	13,746
USD	6,680	1/15/25	1.671%	CPI	#	Maturity	70,530		– 0	–	70,530

							$141,120	$	– 0	–	$141,120

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	13,270	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$34,524	$	– 0	–	$34,524
USD	14,000	9/10/24	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	(199,593)		– 0	–	(199,593)
USD	4,180	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(39,796)		– 0	–	(39,796)
USD	3,000	4/16/34	3 Month LIBOR	2.673%	Quarterly/Semi-Annual	254,951		– 0	–	254,951

						$50,086	$	– 0	–	$50,086

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	37	$(1,873)	$(3,692)	$1,819
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	123	(6,224)	(15,832)	9,608
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	382	(19,330)	(37,522)	18,192
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	20	(1,012)	(2,014)	1,002

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	255	$(12,882)	$(25,708)	$12,826
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	251	(12,700)	(31,124)	18,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	8	(405)	(999)	594
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	331	(16,748)	(31,557)	14,809
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	48	(2,429)	(6,153)	3,724

						$(73,603)	$(154,601)	$80,998

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	8,029	9/20/20	2.263%	CPI	#	Maturity	$(72,554)	$	– 0	–	$(72,554)
Barclays Bank PLC	USD	7,121	10/15/20	2.208%	CPI	#	Maturity	(54,324)		– 0	–	(54,324)
Barclays Bank PLC	USD	4,111	10/15/20	2.210%	CPI	#	Maturity	(31,569)		– 0	–	(31,569)
Barclays Bank PLC	USD	5,000	10/23/26	2.310%	CPI	#	Maturity	(386,352)		– 0	–	(386,352)
Barclays Bank PLC	USD	5,000	12/04/27	2.170%	CPI	#	Maturity	(116,707)		– 0	–	(116,707)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(97,895)		– 0	–	(97,895)
Citibank, NA	USD	5,180	10/17/20	2.220%	CPI	#	Maturity	(40,392)		– 0	–	(40,392)
Citibank, NA	USD	7,280	12/14/20	1.548%	CPI	#	Maturity	150,821		– 0	–	150,821
Citibank, NA	USD	6,400	10/23/21	2.039%	CPI	#	Maturity	(213,250)		– 0	–	(213,250)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	34,161		– 0	–	34,161
Citibank, NA	USD	3,000	7/20/27	2.104%	CPI	#	Maturity	(42,738)		– 0	–	(42,738)
Deutsche Bank AG	USD	3,700	7/15/20	1.265%	CPI	#	Maturity	153,026		– 0	–	153,026
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	10,221		– 0	–	10,221
JPMorgan Chase Bank, NA	USD	7,207	8/30/20	2.210%	CPI	#	Maturity	(60,026)		– 0	–	(60,026)
JPMorgan Chase Bank, NA	USD	3,000	3/02/24	2.175%	CPI	#	Maturity	(56,883)		– 0	–	(56,883)
JPMorgan Chase Bank, NA	USD	9,410	7/15/24	2.165%	CPI	#	Maturity	(75,200)		– 0	–	(75,200)
JPMorgan Chase Bank, NA	USD	5,000	7/20/24	1.995%	CPI	#	Maturity	(13,464)		– 0	–	(13,464)
JPMorgan Chase Bank, NA	USD	4,000	11/04/26	2.015%	CPI	#	Maturity	(21,132)		– 0	–	(21,132)
JPMorgan Chase Bank, NA	USD	7,000	12/27/28	2.009%	CPI	#	Maturity	(73,056)		– 0	–	(73,056)
Morgan Stanley Capital Services LLC	USD	19,000	7/20/22	1.939%	CPI	#	Maturity	32,868		– 0	–	32,868

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	5,000	7/20/32	2.158%	CPI	#	Maturity	$(99,990)	$	– 0	–	$(99,990)

								$(1,074,435)	$	– 0	–	$(1,074,435)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/29	1.120%	SIFMA	*	Quarterly	$90,865	$	– 0	–	$90,865
Citibank, NA	USD	3,815	10/09/29	1.125%	SIFMA	*	Quarterly	88,921		– 0	–	88,921

								$179,786	$	– 0	–	$179,786

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $10,340,296 or 1.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,709,369 and gross unrealized depreciation of investments was $(4,253,487), resulting in net unrealized appreciation of $49,455,882.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial -Backed Index
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$380,628,686		$	– 0	–	$380,628,686
Short-Term Municipal Notes		– 0	–	14,355,189			– 0	–	14,355,189
Investment Companies		135,005,053		– 0	–		– 0	–	135,005,053
Governments - Treasuries		– 0	–	8,125,233			– 0	–	8,125,233
Short-Term Investments:
U.S. Treasury Bills		– 0	–	25,358,670			– 0	–	25,358,670
Investment Companies		16,882,598		– 0	–		– 0	–	16,882,598

Total Investments in Securities		151,887,651		428,467,778			– 0	–	580,355,429
Other Financial Instruments(a):
Assets:
Futures		820,678		68,246			– 0	–	888,924
Forward Currency Exchange Contracts		– 0	–	1,623,513			– 0	–	1,623,513
Centrally Cleared Inflation (CPI) Swaps		– 0	–	141,120			– 0	–	141,120
Centrally Cleared Interest Rate Swaps		– 0	–	289,475			– 0	–	289,475
Inflation (CPI) Swaps		– 0	–	381,097			– 0	–	381,097
Interest Rate Swaps		– 0	–	179,786			– 0	–	179,786

Investments in Securities:	Level 1		Level 2	Level 3			Total
Liabilities:
Futures	$(889,040)		$(102,595)	$	– 0	–	$(991,635)
Forward Currency Exchange Contracts	– 0	–	(1,275,005)		– 0	–	(1,275,005)
Centrally Cleared Interest Rate Swaps	– 0	–	(239,389)		– 0	–	(239,389)
Credit Default Swaps	– 0	–	(73,603)		– 0	–	(73,603)
Inflation (CPI) Swaps	– 0	–	(1,455,532)		– 0	–	(1,455,532)

Total	$151,819,289		$428,004,891	$	– 0	–	$579,824,180

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,516	$66,375	$55,008	$16,883	$26